DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2010
Styron Business Unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divested Assets and Liabilities, Additional Disclosures

Styron Assets and Liabilities Divested on June 17, 2010 In millions	Perf Materials	Perf Plastics	Feedstocks and Energy	Corp	Total
Inventories	$172	$152	$144	$—	$468
Other current assets	291	201	23	205	720
Investment in nonconsolidated affiliate	—	158	—	—	158
Net property	277	126	8	—	411
Goodwill	111	30	—	—	141
Other noncurrent assets	—	—	—	96	96
Total assets divested	$851	$667	$175	$301	$1,994
Current liabilities	$—	$—	$—	$347	$347
Other noncurrent liabilities	—	—	—	92	92
Total liabilities divested	$—	$—	$—	$439	$439
Components of accumulated other comprehensive income divested	$—	$—	$—	$45	$45
Net value divested	$851	$667	$175	$(183)	$1,510

Rohm and Haas Salt Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divested Assets and Liabilities, Additional Disclosures

Salt Business Assets and Liabilities Divested In millions	At Oct. 1, 2009
Current assets	$374
Property	434
Other intangible assets	1,151
Deferred charges and other assets	102
Assets divested	$2,061
Current liabilities	$124
Deferred income tax liabilities – noncurrent	311
Pension and other postretirement benefits	89
Other noncurrent obligations	14
Liabilities divested	$538

Calcium Chloride Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divested Assets and Liabilities, Additional Disclosures

Discontinued Operations In millions	2009	2008
Net sales	$70	$153
Income before income taxes	$175	$44
Provision for income taxes	$65	$16
Income from discontinued operations, net of income taxes	$110	$28